Share-based Compensation - Summary of Changes in Deferred Share Units (Details) - Cash Settled Plan - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,708,383	551,250
Granted	689,950	1,216,076
Exercised		(58,943)
Ending balance	2,398,333	1,708,383